Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ 2,170	$ 3,296	$ 2,973
Deferred	93	(167)	(4)
Change in corporate tax rate		101
Total income tax provision	$ 2,263	$ 3,230	$ 2,969